Net loss per ordinary share	9 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Net loss per ordinary share

15. Net loss per ordinary share

Basic net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during each period. Diluted net loss per ordinary share includes the effect, if any, from the potential exercise or conversion of securities, such as options which would result in the issuance of incremental ordinary shares. Potentially dilutive securities outstanding as of March 31, 2023 and 2022 have been excluded from the computation of diluted weighted average shares outstanding as they would be anti-dilutive. Therefore, the weighted average number of shares used to calculate both basic and diluted net loss per share are the same.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of ordinary shares outstanding, as they would be anti-dilutive:

	Nine Months Ended March 31,
	2023	2022
Stock options to purchase ordinary shares	4,958,513	4,560,901
Restricted stock units	64,660	—
Conversion of convertible note	2,184,030	—
	7,207,203	4,560,901